Debt Instruments (Tables) - Debt instruments	12 Months Ended
Dec. 31, 2021
Financial assets
Schedule of financial assets

	12/31/2020	12/31/2021

Classification:
Financial assets at fair value through profit or loss	206,272	110,975
Financial assets at fair value through other comprehensive income	355,321	390,974
Financial assets at amortized cost	11,453	11,619
	573,046	513,568
Type:
Mexican government debt securities	443,909	336,872
Of which:
Collateral delivered for OTC financial derivatives transactions (Note 32)	744	1,509
Foreign government debt securities	119,276	165,955
Of which:
Collateral delivered for OTC financial derivatives transactions (Note 32)	4,562	4,866
Brazilian Government Notes	23,870	25,744
US Government Treasury Bills (T-BILLS)	91,976	113,155
US Government Treasury Notes (T-NOTES)	3,430	27,056
Debt securities issued by financial institutions	3,413	5,601
Other debt securities	6,448	5,140
	573,046	513,568
Currency:
Peso	405,184	310,871
USD	108,411	152,971
Brazilian Real (BRL)	23,870	25,744
Other currencies	35,581	23,982
	573,046	513,568

Schedule of classification by rating of financial assets

The breakdown by issuer rating of Debt instruments as of December 31, 2020 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	95,406	95,406	16.65%
A	9,596	391,651	401,247	70.02%
BBB	267	48,587	48,854	8.53%
BB	—	3,669	3,669	0.64%
Below B	—	23,870	23,870	4.17%
	9,863	563,183	573,046	100%

The breakdown by issuer rating of Debt instruments as of December 31, 2021 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	140,211	140,211	27.30%
A	10,495	296,300	306,795	59.74%
BBB	245	36,741	36,986	7.20%
BB	—	3,832	3,832	0.75%
Below B	—	25,744	25,744	5.01%
	10,740	502,828	513,568	100%

Financial assets at fair value through profit or loss category
Financial assets
Schedule of financial assets

	12/31/2020	12/31/2021

Federal Treasury Securities (CETES)	81,017	10,311
United Mexican States Bonds (UMS)	141	168
Federal Mexican Government Development Bonds (BONDES)	22,345	26,132
M and M10 Mexican Government Bonds (M Bonds)	51,313	16,652
Mexican Bank Saving Protection Bonds (BPATS)	22,623	14,161
Federal Mexican Government Development Bonds in UDIS(1) (UDIBONDS)	4,469	8,232
T-BILLS	12,342	13,328
T-NOTES	3,430	11,495
Other debt securities	8,592	10,496
	206,272	110,975

(1) UDIS are Unidades de Inversión, a peso-equivalent unit of account indexed for Mexican inflation. As of December 31, 2020 and 2021, one UDI was equal to 6.60559 pesos and 7.10823 pesos, respectively.

Financial assets at fair value through other comprehensive income category
Financial assets
Schedule of financial assets

	12/31/2020	12/31/2021

CETES	1,272	—
UMS	48,447	36,573
M, M3 and M5 Mexican Government Bonds (M Bonds)	189,137	197,658
BPATS	8,616	12,250
UDIBONDS	3,075	3,116
T-BILLS	79,634	99,827
T-NOTES	—	15,561
Brazilian Government Notes	23,870	25,744
Other debt securities	1,269	245
	355,321	390,974

Schedule of gross carrying amount of the financial assets

	Fair value
	Level 1	Level 2	Subtotal	Level 3	Total

Financial assets at fair value through other comprehensive income
Of which:
Mexican government debt instruments	241,932	—	241,932	—	241,932
Foreign government debt instruments	103,504	—	103,504	—	103,504
Debt instruments issued by the Central Bank	8,616	—	8,616	—	8,616
Other fixed-income interest debt instruments	1,269	—	1,269	—	1,269

	355,321	—	355,321	—	355,321

The following is a breakdown of the gross carrying amount of Debt instruments – Financial assets at fair value through other comprehensive income as of December 31, 2021:

	Fair value
	Level 1	Level 2	Subtotal	Level 3	Total

Financial assets at fair value through other comprehensive income
Of which:
Mexican government debt instruments	237,347	—	237,347	—	237,347
Foreign government debt instruments	141,132	—	141,132	—	141,132
Debt instruments issued by the Central Bank	12,250	—	12,250	—	12,250
Other fixed-income interest debt instruments	245	—	245	—	245

	390,974	—	390,974	—	390,974

Schedule of changes in financial instruments

	2019	2020	2021

Beginning balance	154,483	233,463	355,321
Net additions/(disposals)	75,061	119,141	43,105
Valuation adjustments	4,108	3,560	(6,724)
Amounts reclassified to the consolidated income statement	(189)	(843)	(728)
Balance at year-end	233,463	355,321	390,974

Schedule of allowance for impairment losses

The following is a breakdown of the allowance for impairment losses of Debt instruments classified at fair value through other comprehensive income and at amortized cost as of December 31, 2020:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	91	—	—	91	—
Of which:
Mexican government debt instruments	89	—	—	89	—
Other fixed-income interest debt instruments	2	—	—	2	—

Financial assets at amortized cost	—	—	—	—	—

	91	—	—	91	—

The following is a breakdown of the allowance for impairment losses of Debt instruments classified at fair value through other comprehensive income and at amortized cost as of December 31, 2021:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	39	—	—	39	—
Of which:
Mexican government debt instruments	38	—	—	38	—
Other fixed-income interest debt instruments	1	—	—	1	—

Financial assets at amortized cost	—	—	—	—	—

	39	—	—	39	—

Financial assets at amortized cost category
Financial assets
Schedule of financial assets

	12/31/2020	12/31/2021

Special CETES	3,668	3,831
Bonos de Regulación Monetaria Reportables - (BREMS R)	7,785	7,788
	11,453	11,619

Type:
Unquoted	3,668	3,831
Quoted	7,785	7,788

Schedule of gross carrying amount of the financial assets

	Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at amortized cost
Of which:
Mexican government debt instruments	11,453	—	11,453	—	11,453

The following is a breakdown of the gross carrying amount of Debt instruments – Financial assets at amortized cost as of December 31, 2021:

	Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at amortized cost
Of which:
Mexican government debt instruments	11,619	—	11,619	—	11,619